UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Himanshu H. Shah
Address: 8601 Six Forks Road, Suite 630
         Raleigh, NC 27615

Form 13F File Number: 028-12080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Himanshu H. Shah
Title: President & Chief Investment Officer
Phone: 919-719-6363
Signature, Place, and Date of Signing:

Himanshu H. Shah 		Raleigh, NC 		 November 5, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 15
Form 13F Information Table Value Total: 239055


List of Other Included Managers:	NONE

                                     FORM 13F INFORMATION TABLE

 COLUMN 1             COLUMN 2       COLUMN 3   COLUMN 4COLUMN 5            COLUMN 6  COLUMN 7COLUMN 8

                                                VALUE   SHRS OR    SH/ PUT/ INVESTMENT OTHER  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS CUSIP      (x$1000)PRN AMT    PRN CALL DISCRETIONMANAGERS SOLE   SHARED NONE
AEGON NV              COM            7924103      8350   1394100   SH       SOLE              1394100
CHINA YUCHAI INTL LTD COM            G21082105   40198   2101320   SH       SOLE              2101320
CHINA SOUTHERN AIRLINEADR            169409109    6384    220000   SH       SOLE              220000
CHIQUITA BRANDS INTL ICOM            170032809   12851    970635   SH       SOLE              970635
DOLE FOOD CO INC      COM            256603101    4335    473824   SH       SOLE              473824
GANNET CO INC         COM            364730101   11279    922300   SH       SOLE              922300
HUANENG POWER INTL    ADR            443304100   98653    398439   SH       SOLE              398439
ING GROEP NV          ADR            456837103    2271    220750   SH       SOLE              220750
LG DISPLAY CO LTD     COM            50186V102    2143    122900   SH       SOLE              122900
QIAO XING MOBILE COMM COM            G73031109   13355   3963154   SH       SOLE              3963154
QIAO XING UNIV RESOURCCOM            G7303A109    3794   2546645   SH       SOLE              2546645
SIFY LIMITED          SPONSORED ADR  82655M107    2761    933053   SH       SOLE              933053
SUNTECH POWER HOLDINGSADR            86800C922    3571    370500   SH       SOLE              370500
UTSTARCOM INC         COM            918076100   28881  13309543   SH       SOLE              13309543
YUCHENG TECHNOLOGIES LCOM            G98777108     229     73420   SH       SOLE               73420
                                                239055

</SEC-DOCUMENT>